Use of estimates and judgments	6 Months Ended
Jun. 30, 2023
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Use of estimates and judgments

4.	Use of estimates and judgments
As from 1 January 2023,
mark-to-market
gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional
net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
The other significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty are consistent with those applied in the annual consolidated financial statements as at and for the year ended 31 December 2022.